Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Equity Series Class S
Account Value [Line Items]
Accumulated Value	$ 10,000.0	$ 10,616.0	$ 13,025.0	$ 14,023.0	$ 16,391.0	$ 18,685.0	$ 26,478.0	$ 21,770.0	$ 23,476.0	$ 30,730.0	$ 33,763.0
Equity Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	10,616.0	13,025.0	14,023.0	16,497.0	18,996.0	27,197.0	22,573.0	24,600.0	32,524.0	36,093.0
Overseas Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	9,936.0	11,938.0	10,868.0	11,942.0	13,697.0	18,726.0	12,739.0	14,081.0	17,275.0	19,098.0
Overseas Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	9,965.0	12,007.0	10,959.0	12,081.0	13,895.0	19,058.0	13,003.0	14,415.0	17,740.0	19,671.0
Overseas Series Class Z
Account Value [Line Items]
Accumulated Value	10,000.0	9,965.0	12,007.0	10,969.0	12,106.0	13,935.0	19,134.0	13,065.0	14,497.0	17,860.0	19,829.0
Pro-Blend(R) Conservative Term Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	10,307.0	11,031.0	10,948.0	12,086.0	12,794.0	14,200.0	12,386.0	12,818.0	14,407.0	15,352.0
Pro-Blend(R) Conservative Term Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	10,326.0	11,074.0	11,005.0	12,182.0	12,945.0	14,390.0	12,591.0	13,061.0	14,713.0	15,729.0
Pro-Blend(R) Conservative Term Series Class R
Account Value [Line Items]
Accumulated Value	10,000.0	10,279.0	10,970.0	10,851.0	11,949.0	12,630.0	13,995.0	12,185.0	12,571.0	14,111.0	15,011.0
Pro-Blend(R) Conservative Term Series Class L
Account Value [Line Items]
Accumulated Value	10,000.0	10,223.0	10,850.0	10,679.0	11,705.0	12,310.0	13,572.0	11,748.0	12,074.0	13,469.0	14,259.0
Pro-Blend(R) Conservative Term Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	10,307.0	11,031.0	10,948.0	12,153.0	12,962.0	14,497.0	12,748.0	13,299.0	15,066.0	16,190.0
Pro-Blend(R) Moderate Term Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	10,277.0	11,146.0	10,960.0	12,259.0	13,395.0	15,510.0	12,987.0	13,513.0	15,804.0	16,958.0
Pro-Blend(R) Moderate Term Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	10,308.0	11,207.0	11,041.0	12,388.0	13,549.0	15,731.0	13,199.0	13,765.0	16,143.0	17,363.0
Pro-Blend(R) Moderate Term Series Class R
Account Value [Line Items]
Accumulated Value	10,000.0	10,255.0	11,097.0	10,879.0	12,141.0	13,220.0	15,285.0	12,773.0	13,255.0	15,475.0	16,571.0
Pro-Blend(R) Moderate Term Series Class L
Account Value [Line Items]
Accumulated Value	10,000.0	10,198.0	10,983.0	10,718.0	11,908.0	12,911.0	14,840.0	12,334.0	12,737.0	14,793.0	15,763.0
Pro-Blend(R) Moderate Term Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	10,277.0	11,146.0	10,960.0	12,325.0	13,595.0	15,903.0	13,433.0	14,119.0	16,666.0	18,055.0
Pro-Blend(R) Extended Term Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	10,323.0	11,485.0	11,317.0	12,806.0	14,182.0	17,187.0	14,033.0	14,661.0	17,589.0	18,940.0
Pro-Blend(R) Extended Term Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	10,352.0	11,548.0	11,415.0	12,941.0	14,348.0	17,430.0	14,268.0	14,948.0	17,972.0	19,399.0
Pro-Blend(R) Extended Term Series Class R
Account Value [Line Items]
Accumulated Value	10,000.0	10,293.0	11,421.0	11,233.0	12,662.0	13,995.0	16,914.0	13,789.0	14,368.0	17,193.0	18,466.0
Pro-Blend(R) Extended Term Series Class L
Account Value [Line Items]
Accumulated Value	10,000.0	10,253.0	11,310.0	11,069.0	12,427.0	13,653.0	16,436.0	13,307.0	13,803.0	16,436.0	17,557.0
Pro-Blend(R) Extended Term Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	10,323.0	11,485.0	11,317.0	12,878.0	14,393.0	17,599.0	14,502.0	15,302.0	18,527.0	20,126.0
Pro-Blend(R) Maximum Term Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	10,345.0	12,268.0	12,543.0	14,322.0	16,019.0	21,757.0	17,103.0	18,170.0	22,962.0	25,360.0
Pro-Blend(R) Maximum Term Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	10,379.0	12,335.0	12,636.0	14,460.0	16,228.0	22,098.0	17,420.0	18,538.0	23,502.0	26,012.0
Pro-Blend(R) Maximum Term Series Class R
Account Value [Line Items]
Accumulated Value	10,000.0	10,326.0	12,206.0	12,449.0	14,172.0	15,829.0	21,463.0	16,830.0	17,833.0	22,502.0	24,794.0
Pro-Blend(R) Maximum Term Series Class L
Account Value [Line Items]
Accumulated Value	10,000.0	10,262.0	12,086.0	12,255.0	13,897.0	15,439.0	20,807.0	16,232.0	17,115.0	21,479.0	23,545.0
Pro-Blend(R) Maximum Term Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	10,345.0	12,268.0	12,543.0	14,403.0	16,271.0	22,323.0	17,728.0	19,014.0	24,286.0	27,083.0
Disciplined Value Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	10,799.0	13,123.0	14,191.0	15,767.0	14,650.0	20,095.0	19,414.0	18,668.0	23,583.0	25,732.0
Disciplined Value Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	10,824.0	13,191.0	14,292.0	15,927.0	14,830.0	20,382.0	19,722.0	18,997.0	24,063.0	26,298.0
Disciplined Value Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	10,824.0	13,191.0	14,292.0	15,977.0	14,946.0	20,623.0	20,056.0	19,390.0	24,654.0	27,070.0
Disciplined Value Series Class Z
Account Value [Line Items]
Accumulated Value	10,000.0	10,824.0	13,191.0	14,292.0	15,936.0	14,857.0	20,444.0	19,807.0	19,105.0	24,230.0	26,530.0
Rainier International Discovery Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	9,899.0	12,856.0	11,739.0	12,747.0	16,001.0	22,090.0	14,491.0	14,013.0	16,482.0	20,354.0
Rainier International Discovery Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	9,930.0	12,924.0	11,841.0	12,884.0	16,219.0	22,449.0	14,759.0	14,316.0	16,877.0	20,902.0
Rainier International Discovery Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	9,930.0	12,924	11,841	12,972	16,497	23,081	15,334	15,026	17,901	22,397
Rainier International Discovery Series Class Z
Account Value [Line Items]
Accumulated Value	10,000.0	9,930.0	12,930	11,858	12,923	16,292	22,582	14,866	14,442	17,050	21,142
MSCI USA IMI Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,374.0	12,783.0	13,561.0	15,310.0	16,809.0	24,138.0	20,070.0	21,689.0	29,800.0	35,915.0
MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,022.0	12,391.0	11,370.0	12,652.0	12,321.0	15,976.0	12,025.0	13,476.0	16,755.0	20,932.0
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,437.0	10,531.0	10,315.0	11,502.0	12,214.0	12,156.0	10,250.0	10,287.0	11,372.0	12,072.0
MSCI USA Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,366.0	12,727.0	13,572.0	15,426.0	17,118.0	24,434.0	20,313.0	22,253.0	30,669.0	37,241.0
Conservative Term Composite Benchmark
Account Value [Line Items]
Accumulated Value	10,000.0	10,325	11,051	11,041	12,173	12,911	14,252	12,410	12,767	14,544	15,927
30/10/30/30 Blended Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,358	11,325	11,338	12,642	13,490	15,430	13,031	13,579	16,175	18,184
40/15/45 Blended Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,366	11,693	11,733	13,197	14,115	16,981	14,050	14,795	18,179	20,850
65/20/15 Blended Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,322	12,363	12,606	14,197	15,201	20,282	16,605	17,902	23,357	27,867
MSCI USA Value Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,610.0	12,547.0	12,887.0	14,185.0	12,873.0	18,242.0	17,290.0	16,915.0	22,135.0	23,921.0
MSCI ACWI ex USA Small Cap Index
Account Value [Line Items]
Accumulated Value	$ 10,000.0	$ 10,422.0	$ 12,996.0	$ 11,732.0	$ 12,761.0	$ 12,770.0	$ 17,728.0	$ 12,808.0	$ 13,938.0	$ 17,246.0	$ 21,140.0